SCHEDULE OF PERFORMANCE SHARES UNITS ACTIVITY (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Unvested, Beginning balance	6,270
Weighted Average Grant Date Fair Value - Unvested, Beginning balance	$ 0.00002
Number of shares, Granted
Weighted Average Grant Date Fair Value - Granted
Number of shares, Vested	(6,270)
Weighted Average Grant Date Fair Value - Vested	$ 0.00002
Number of shares, Forfeited
Weighted Average Grant Date Fair Value - Forfeited
Number of shares, Unvested, Ending balance		6,270
Weighted Average Grant Date Fair Value - Unvested, Ending balance		$ 0.00002
Performance Shares [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Unvested, Beginning balance	50,658
Weighted Average Grant Date Fair Value - Unvested, Beginning balance	$ 67.33
Number of shares, Granted
Weighted Average Grant Date Fair Value - Granted
Number of shares, Vested
Weighted Average Grant Date Fair Value - Vested
Number of shares, Forfeited
Weighted Average Grant Date Fair Value - Forfeited
Number of shares, Unvested, Ending balance	50,658	50,658
Weighted Average Grant Date Fair Value - Unvested, Ending balance	$ 67.33	$ 67.33
2024 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Forfeited		(17,258)
2024 Equity Incentive Plan [Member] | Performance Shares [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Unvested, Beginning balance	50,659
Weighted Average Grant Date Fair Value - Unvested, Beginning balance	$ 67.3
Number of shares, Granted		50,659
Weighted Average Grant Date Fair Value - Granted		$ 67.3
Number of shares, Vested
Weighted Average Grant Date Fair Value - Vested
Number of shares, Forfeited
Weighted Average Grant Date Fair Value - Forfeited
Number of shares, Unvested, Ending balance		50,659
Weighted Average Grant Date Fair Value - Unvested, Ending balance		$ 67.3